UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

One North Wacker, 48th Floor
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Derek Mullins
One North Wacker, 48th Floor
Chicago, IL 60606
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-312-843-6161

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS
June 30, 2015 (unaudited)

Number
of		Moody's
Shares		Ratings	Fair Value

	Long-Term Investments - 97.6%
	Preferred Securities - 74.5%

	Banks – 50.0%
44,702	Astoria Financial Corp., PFD
	6.500%, Series C (a)	Ba2	$1,111,292
24,050	BB&T Corp., PFD
	5.625%, Series E (a)	Baa1	580,327
	Capital One Financial Corp., PFD
4,108	6.250%, Series C (a)	Baa3	102,946
104,612	6.700%, Series D (a)	Baa3	2,719,912
	Citigroup, Inc., PFD
69,599	6.875%, Series K (a)	Ba2	1,855,509
23,200	7.125%, Series J (a)	Ba2	634,984
5,000	City National Corp., PFD
	5.500%, Series C (a)	Baa2	120,200
3,400	CoBank ACB, PFD
	6.250%, Series F (a)	BBB+ (b)	350,306
50,960	Fifth Third Bancorp, PFD
	6.625%, Series I (a)	Baa3	1,437,072
8,000	First Horizon National Corp., PFD
	6.200%, Series A (a)	Ba2	195,040
30,000	First Niagara Financial Group, Inc., PFD
	8.625%, Series B (a)	Ba3	810,000
	First Republic Bank, PFD
49,481	6.200%, Series B (a)	Baa3	1,260,281
14,854	6.700%, Series A (a)	Baa3	383,976
	Goldman Sachs Group, Inc., PFD
8,896	5.950%, Series I (a)	Ba1	221,599
70,833	6.375%, Series K (a)	Ba1	1,839,533
21,364	HSBC Holdings PLC, PFD
	8.000%, Series 2 (a)	Baa1	553,114
10,421	HSBC USA, Inc., PFD
	6.500%, Series H (a)	Baa2	263,756
	ING Groep NV,
8,202	PFD 7.050% (a)	Baa3	211,694
5,000	PFD 7.200% (a)	Baa3	128,900
43,754	PFD 7.375% (a)	Baa3	1,092,975
5,000	JPMorgan Chase & Co., PFD
	6.700%, Series T (a)	Baa3	131,150
90,000	Morgan Stanley, PFD
	6.875%, Series F (a)	Ba1	2,401,200
52,300	Regions Financial Corp., PFD
	6.375%, Series B (a)	Ba2	1,344,633
	Royal Bank of Scotland Group PLC, PFD
20,000	6.400%, Series M (a)	B1	498,200
30,000	6.750%, Series Q (a)	B1	759,000
59,900	Texas Capital Bancshares, Inc., PFD
	6.500% 09/21/42	Baa3	1,479,530
20,000	US Bancorp, PFD
	6.500%, Series F (a)	A3	564,400
20,000	Valley National Bancorp, PFD
	6.250%, Series A (a)	BB+ (b)	498,000
25,161	Webster Financial Corp., PFD
	6.400%, Series E (a)	Baa3	632,548
	Wells Fargo & Co., PFD
20,000	6.625%, Series R (a)	Baa2	552,000
20,000	8.000%, Series J (a)	Baa2	564,000
	Zions Bancorporation, PFD
4,000	6.300%, Series G (a)	BB- (b)	104,440
8,000	6.950% 09/15/28	BB+ (b)	222,400
12,803	7.900%, Series F (a)	BB- (b)	355,667
			25,980,584
	Diversified Financials - 5.2%
32,277	Affiliated Managers Group, Inc., PFD
	6.375% 08/15/42	BBB+ (b)	830,487
11,477	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Ba3	319,405
62,877	HSBC Finance Corp., PFD
	6.360%, Series B (a)	Baa3	1,579,470
			2,729,362
	Insurance - 11.3%
42,012	Allstate Corp. (The), PFD
	6.625%, Series E (a)	Baa3	1,101,135

Number of
Shares/Par		Moody's
Value		Ratings	Fair Value

	Insurance (continued)
16,050	Arch Capital Group Ltd., PFD
	6.750%, Series C (a)	Baa2	$409,596
	Aspen Insurance Holdings Ltd.,
12,286	PFD 5.950% (a)	Ba1	309,607
6,492	PFD 7.250% (a)	Ba1	169,636
44,000	Axis Capital Holdings Ltd., PFD
	6.875%, Series C (a)	Baa3	1,128,600
42,701	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	BBB- (b)	1,070,194
	Endurance Specialty Holdings Ltd., PFD
18,807	7.500%, Series B (a)	Ba1	488,418
3,681	7.750%, Series A (a)	Ba1	94,454
10,000	Hartford Financial Services Group,
	Inc. (The), PFD 7.875% 04/15/42	Baa3	297,400
	PartnerRe Ltd., PFD
11,922	5.875%, Series F (a)	Baa2	288,155
14,070	7.250%, Series E (a)	Baa2	365,257
8,223	WR Berkley Corp., PFD
	5.625% 04/30/53	Baa3	198,914
			5,921,366
	Real Estate - 5.3%
10,430	CubeSmart, PFD
	7.750%, Series A (a)	Baa3	274,831
35,000	Equity Commonwealth, PFD
	7.250%, Series E (a)	Ba1	892,850
4,230	National Retail Properties, Inc., PFD
	6.625%, Series D (a)	Baa2	108,711
	PS Business Parks, Inc., PFD
26,100	5.750%, Series U (a)	Baa2	619,875
8,839	6.000%, Series T (a)	Baa2	217,616
4,448	6.875%, Series R (a)	Baa2	112,846
22,413	Regency Centers Corp., PFD
	6.625%, Series 6 (a)	Baa2	572,652
			2,799,381
	Utilities - 2.7%
9,648	Entergy Louisiana LLC
	PFD 6.950% (a)	Baa3	967,815
4,000	Southern California Edison Co., PFD
	6.500%, Series D (a)	Baa1	419,625
			1,387,440
	Total Preferred Securities
	(Cost $38,462,112)		38,818,133

	Capital Securities - 23.1%

	Banks – 12.0%
2,150,000	Bank of America Corp.
	6.500%, Series Z (a)	Ba2	2,227,937
2,071,000	JPMorgan Chase & Co.
	7.900%, Series 1 (a)	Baa3	2,193,189
700,000	M&T Bank Corp.
	6.450%, Series E (a)	Baa2	754,250
215,000	PNC Financial Services Group,
	Inc. (The) 6.750%, Series O (a)	Baa2	238,381
750,000	Wells Fargo & Co.
	5.875%, Series U (a)	Baa2	768,788
			6,182,545
	Diversified Financials - 1.8%
800,000	General Electric Capital Corp
	7.125%, Series A. (a)	Baa1	924,000

	Energy - 1.2%
600,000	Enbridge Energy Partners LP
	8.050% 10/01/37	Ba1	618,000

	Insurance - 7.5%
500,000	AXA SA
	8.600% 12/15/30	A3	672,577
400,000	Everest Reinsurance Holdings, Inc.
	6.600% 05/15/37	Baa2	400,500
325,000	Liberty Mutual Group, Inc., 144A
	10.750% 06/15/58	Baa3	491,563

Number of
Shares/Par		Moody's
Value		Ratings	Fair Value

	Insurance (continued)
937,000	MetLife, Inc.
	10.750% 08/01/39	Baa2	$1,520,283
403,000	Prudential Financial, Inc.
	5.625% 06/15/43	Baa2	418,717
510,000	XLIT Ltd.
	6.500% 10/29/49, Series E (a)	Ba1	437,646
			3,941,286
	Utilities - 0.6%
320,000	PPL Capital Funding, Inc.
	6.700% 03/30/67, Series A	Baa3	282,708
75,000	Puget Sound Energy, Inc.
	6.974% 06/01/67, Series A	Baa2	69,010
			351,718
	Total Capital Securities
	(Cost $11,765,025)		12,017,549

	Total Long-Term Investments - 97.6%
	(Cost $50,227,137)		50,835,682

	Money Market Mutual Funds - 1.8%
941,264	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.05% (c)
	(Cost $941,264)		941,264

	Total Investments - 99.4%
	(Cost $51,168,401)		51,776,946
	Other Assets in excess of Liabilities - 0.6%		306,139
	Net Assets - 100.0%		$52,083,085

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$3,253,723	6.2%
France	672,577	1.3
Germany	319,405	0.6
Ireland	437,646	0.8
Netherlands	1,433,569	2.8
United Kingdom	1,810,314	3.5
United States	43,849,712	84.2
Total Investments	51,776,946	99.4
Other Assets less Liabilities	306,139	0.6
Net Assets	$52,083,085	100.0%

LLC	-	Limited Liability Corporation
NV	-	Publicly Traded Company
PFD	-	Preferred Security
PLC	-	Public Limited Company
SA	-	Corporation
144A	-
Security was purchased pursuant to Rule 144A under the Security Act of 1993 and may not be resold subject to that rule except to qualified institutional buyers.  Unless otherwise noted, 144A securities are deemed to be liquid.

(a)	- Perpetual Security.
(b)	- Standard & Poor's Rating.
(c)	- Interest rate shown reflects 1 day yield as of June 30, 2015.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS†
June 30, 2015 (unaudited)

Number
of
Shares	Description	Fair Value

	Common Stocks - 95.7%

	Consumer Durables & Apparel - 5.1%
35,956	NIKE, Inc. - Class B	$3,883,967
		$–
	Food & Staples Retailing - 9.7%
27,475	Costco Wholesale Corp.	3,710,774
36,220	CVS Health Corp.	3,798,754
		7,509,528
	Health Care Equipment & Services - 10.3%
42,059	Express Scripts Holding Co.*	3,740,727
45,428	HCA Holdings, Inc.*	4,121,228
		7,861,955

	Household & Personal Products - 4.9%
43,474	Estee Lauder Cos., Inc. (The) - Class A	3,767,457
		$–
	Media - 9.9%
63,151	Comcast Corp. - Class A	3,797,901
33,819	Walt Disney Co. (The)	3,860,101
		7,658,002

	Pharmaceuticals, Biotechnology & Life Sciences - 14.4%
9,145	Biogen, Inc.*	3,694,031
32,003	Celgene Corp.*	3,703,867
31,506	Gilead Sciences, Inc.	3,688,722
		11,086,620

	Retailing - 9.9%
50,948	Nordstrom, Inc.	3,795,626
57,616	TJX Cos., Inc. (The)	3,812,451
		7,608,077

	Software & Services - 17.1%
46,430	Adobe Systems, Inc.*	3,761,294
62,212	eBay, Inc.*	3,747,651
20,162	MasterCard, Inc. - Class A	1,884,744
92,238	Oracle Corp.	3,717,191
		13,110,880

	Technology Hardware & Equipment - 14.4%
30,279	Apple, Inc.	3,797,744
141,475	EMC Corp.	3,733,525
57,068	QUALCOMM, Inc.	3,574,169
		11,105,438

	Total Common Stocks
	(Cost $50,764,754)	73,591,924

	Money Market Mutual Funds - 4.3%
3,301,167	Fidelity Institutional Money Market Prime Money Market Portfolio - Institutional CL, 0.05% (a)
	(Cost $3,301,167)	3,301,167

	Total Investments - 100.0%
	(Cost $54,065,921)	76,893,091
	Liabilities in excess of other Assets - (0.0%††)	(9,427)
	Net Assets - 100.0%	$76,883,664

		% of
Summary by Country	Fair Value	Net Assets
United States	$76,893,091	100.0%
Total Investments	76,893,091	100.0
Liabilities in excess of other Assets	(9,427)	0.0 ††
Net Assets	$76,883,664	100.0%

†
Industry classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard and Poor's.

††	Less than 0.05%.
*	Non-income producing security.
(a)	Interest rate shown reflects a 1 day yield as of June 30, 2015.

111

FEDERAL INCOME TAX MATTERS

For the period ended June 30, 2015, the cost of investments on a tax basis, including any adjustment for financial reporting purposes, were as follows*:

Funds	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Destra Preferred and Income Securities Fund	$50,808,429	$927,897	$40,620	$968,517
Destra Focused Equity Fund	54,239,298	22,889,739	(235,946)	22,653,793

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market; the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g., yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g., discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the standard requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e., transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds’ procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Portfolio of Investments by caption and by Level within the fair value hierarchy as of June 30, 2015:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Securities*	$36,010,193	$2,807,940	$-	$38,818,133
Capital Securities*	10,383,898	1,633,651	-	12,017,549
Money Market Mutual Funds	941,264	-	-	941,264
Total	$47,335,355	$4,441,591	$-	$51,776,946

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$73,591,924	$-	$-	$73,591,924
Money Market Mutual Funds	3,301,167	-	-	3,301,167
Total	$76,893,091	$-	$-	$76,893,091

†
$1,392,889 was transferred into Level 2 from Level 1 as a result of a lack of readily available market quotations in active markets.  Level 2 securities were fair valued using quotations or evaluated prices from a third party pricing service.  It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

(a)
$6,068,596 was transferred into Level 1 from Level 2 as a result of readily available market quotations in active markets.  Level 1 securities were fair valued using quoted prices in active markets.  It is the Funds’ policy to recognize transfers in and out at the fair value as of the beginning of the period.

*   Please refer to the Portfolio of Investments to view securities segregated by industry.

The Funds held no Level 3 securities during the period ended June 30, 2015.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                       Destra Investment Trust II

By (Signature and Title)*                 /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date                                                     08/24/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                 /s/ Dominic Martellaro
Dominic Martellaro, Chief Executive Officer
(principal executive officer)

Date                                                    08/24/15

By (Signature and Title)*                 /s/ Derek Mullins
Derek Mullins, Chief Financial Officer
(principal financial officer)

Date                                                     08/24/15

* Print the name and title of each signing officer under his or her signature.